4. Debt (Details 2) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Debt Details 2
2015	$ 277,340	$ 40,235
2016	18,410	18,410
2017	94,563	19,563
2018	20,788	20,788
2019	18,315	18,315
Total	$ 429,416	$ 117,311